CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Property and equipment, financed with trade payables	$ 2,179	$ 4,316	$ 1,264
Payment for property and equipment	4,316	1,264	478
Advanced paid for property and equipment	1,862	3,301	2,861
Advances reclassified from other receivables	30,661
Intangibles assets financed with trade payables		217	344
Payments related to intangible assets	$ 217	$ 344	$ 7